Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of March 31, 2026, 2025 and December 31, 2025, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	1,665,780		226,380	2,977,500	12,759,400	90	131,250	46,380	81,200	(981,340)	—	16,906,640
Reclassifications	—		—	522,330	—	—	—	—	30,230	—	—	552,560
Capitalization	24,437,010		—	28,990	1,116,280	145,010	—	223,000	33,510	(25,983,800)	—	—
Disposals	(578,610)		(157,820)	(596,580)	—	—	(14,800)	(280,590)	(56,970)	(534,810)	—	(2,220,180)
Translation effect	1,453,610		—	(243,390)	—	30,970	—	8,030	11,800	(26,720)	7,070	1,241,370
Balances as of March 31, 2025	1,174,066,489		24,376,035	509,939,222	1,863,482,614	78,026,582	428,795,770	55,455,037	34,292,937	568,007,440	53,339,445	4,789,781,571
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	14,065,870		1,720,400	9,362,710	67,196,720	(10,680)	2,731,950	3,285,650	1,722,480	94,020,980	—	194,096,080
Reclassifications	5,228,300		(25,430)	532,090	—	1,620,720	(6,927,180)	24,210	92,620	77,520	—	622,850
Capitalization	168,334,100		—	6,574,820	47,890,360	7,835,170	604,370	1,040,030	256,850	(232,536,280)	580	—
Disposals	(7,437,570)		(3,000,030)	(12,463,280)	(29,665,120)	(9,320)	(10,782,430)	(473,760)	(146,460)	(713,060)	(228,880)	(64,919,910)
Translation effect	(24,060,380)		—	(23,670)	—	(1,849,780)	—	(145,780)	(469,180)	(32,298,830)	(324,160)	(59,171,780)
Balances as of December 31, 2025	Ps.	1,303,219,019	23,002,415	511,233,042	1,935,028,894	85,436,622	414,306,030	59,188,567	35,649,477	424,084,440	52,779,915	Ps.	4,843,928,421
Acquisitions	3,121,300		167,590	20,830	5,921,170	70	285,200	(362,070)	281,000	10,835,300	—	20,270,390
Reclassifications	(149,060)		(12,770)	—	—	(840)	—	13,480	2,940	—	—	(146,250)
Capitalization	121,452,370		—	648,810	7,382,150	119,810	—	229,580	53,370	(129,886,090)	—	—
Disposals	(155,680)		—	—	—	—	—	(69,180)	(4,030)	(64,950)	—	(293,840)
Translation effect	(4,655,340)		—	530	—	89,910	—	3,250	24,680	7,450,740	15,550	2,929,320
Balances as of March 31, 2026	Ps.	1,422,832,609	23,157,235	511,903,212	1,948,332,214	85,645,572	414,591,230	59,003,627	36,007,437	312,419,440	52,795,465	Ps.	4,866,688,041
Accumulated depreciation and amortization
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(7,449,280)		(106,130)	(2,973,390)	(21,230,510)	(412,090)	(2,903,810)	(397,860)	(430,950)	—	—	(35,904,020)
Reclassifications	—		370	(522,330)	—	—	—	(370)	(30,230)	—	—	(552,560)
(Impairment)	(622,910)		—	(1,390,680)	(9,390,840)	(36,200)	—	—	—	(28)	—	(11,440,658)
Reversal of impairment	3,926,030		—	—	1,894,170	—	—	—	—	130	—	5,820,330
Disposals	283,140		68,220	584,600	—	—	12,000	280,490	57,002	—	—	1,285,452
Translation effect	(216,820)		—	172,420	—	(15,040)	—	(7,940)	(10,130)	—	—	(77,510)
Balances as of March 31, 2025	Ps.	(905,662,909)	(7,611,784)	(331,065,585)	(1,441,919,613)	(51,950,926)	(306,076,600)	(46,971,043)	(18,885,878)	(53,493,097)	—	Ps.	(3,163,637,435)
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(34,323,900)		(415,240)	(13,635,710)	(86,448,950)	(1,863,600)	(13,364,700)	(1,724,030)	(1,742,534)	—	—	(153,518,664)
Reclassifications	(1,290,060)		1,220	(532,090)	—	(96,200)	1,385,140	(1,750)	(89,110)	—	—	(622,850)
(Impairment)	(39,761,990)		—	(34,492,290)	(23,760,170)	(42,890)	(12,365,330)	—	—	(16,023,009)	—	(126,445,679)
Reversal of impairment	39,467,710		—	29,701,920	30,497,120	—	14,903,160	—	—	3,798,320	—	118,368,230
Disposals	6,591,240		2,107,790	6,848,320	25,124,790	8,290	6,898,330	470,340	135,570	—	—	48,184,670

Translation effect	10,858,320		—	26,400	—	714,760	—	64,860	126,045	—	—	11,790,385
Balances as of December 31, 2025	Ps.	(920,041,749)	(5,880,474)	(339,019,655)	(1,467,779,643)	(52,767,236)	(305,728,190)	(48,035,943)	(20,041,599)	(65,717,888)	—	Ps.	(3,225,012,377)
Depreciation and amortization	Ps.	(9,920,230)	(126,220)	(2,924,270)	(25,675,610)	(521,710)	(3,107,540)	(434,090)	(448,505)	—	—	Ps.	(43,158,175)
Reclassifications	148,350		1,040	—	—	840	—	(1,040)	(2,940)	—	—	146,250
(Impairment)	(15,406,360)		—	—	—	—	—	—	(52,480)	(464)	—	(15,459,304)
Reversal of impairment	1,093,690		—	28,640	—	—	—	—	—	15,110	—	1,137,440
Disposals	15,570		—	—	—	—	—	68,950	2,670	—	—	87,190
Translation effect	(379,610)		—	(400)	—	(26,940)	—	(1,220)	(8,944)	—	—	(417,114)
Balances as of March 31, 2026	Ps.	(944,490,339)	(6,005,654)	(341,915,685)	(1,493,455,253)	(53,315,046)	(308,835,730)	(48,403,343)	(20,551,798)	(65,703,242)	—	Ps.	(3,282,676,090)
Wells, pipelines, properties, plant and equipment—net as of March 31, 2025	Ps.	268,403,580	16,764,251	178,873,637	421,563,001	26,075,656	122,719,170	8,483,994	15,407,059	514,514,343	53,339,445	1,626,144,136
Wells, pipelines, properties, plant and equipment—net as of December 31, 2025	Ps.	383,177,270	17,121,941	172,213,387	467,249,251	32,669,386	108,577,840	11,152,624	15,607,878	358,366,552	52,779,915	1,618,916,044
Wells, pipelines, properties, plant and equipment—net as of March 31, 2026	Ps.	478,342,270	17,151,581	169,987,527	454,876,961	32,330,526	105,755,500	10,600,284	15,455,639	246,716,198	52,795,465	1,584,011,951
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	14 to 33	25	10 to 33	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
A.For the three-month periods ended March 31, 2026 and 2025, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 934,308 and Ps. 1,749,532, respectively. Financing cost rates during the three-month periods ended March 31, 2026 and 2025 were 8.09% to 8.68% and 8.35% to 14.11%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the three-month periods ended March 31, 2026 and 2025, recognized in operating costs and expenses, was Ps. 43,158,175 and Ps. 35,904,020, respectively. These figures include costs related to plugging and abandonment of wells, for the three-month periods ended March 31, 2026 and 2025 of Ps. 2,608,906 and Ps. 1,851,961, respectively.
C.As of March 31, 2026 and December 31, 2025, provisions relating to future plugging of wells costs amounted to Ps. 128,697,440 and Ps. 126,608,358, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).
D.For the three-month periods ended March 31, 2026 and 2025, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 2,512,206 and Ps. 1,163,860, respectively, which consisted of mainly plant.
E.During the three-month periods ended March 31, 2026 and 2025, PEMEX recognized a net impairment of Ps. (14,321,864) and Ps. (5,620,328), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the three-month periods ended March 31,
	2026		2025
	(Impairment) / Reversal of impairment, net
Energy Transformation (formerly part of Pemex Industrial Transformation)	Ps.	(12,550,575)	Ps.	3,408,052
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	(1,930,256)		—
Exploration and Extraction (formerly Pemex Exploration and Production)	—		(9,028,380)
Industrial Processes (formerly part of Pemex Industrial Transformation)	158,967		—
(Impairment), net	Ps.	(14,321,864)	Ps.	(5,620,328)

Summary of Net Impairment and Net Reversal of Impairment	During the three-month periods ended March 31, 2026 and 2025, PEMEX recognized a net impairment of Ps. (14,321,864) and Ps. (5,620,328), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the three-month periods ended March 31,
	2026		2025
	(Impairment) / Reversal of impairment, net
Energy Transformation (formerly part of Pemex Industrial Transformation)	Ps.	(12,550,575)	Ps.	3,408,052
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	(1,930,256)		—
Exploration and Extraction (formerly Pemex Exploration and Production)	—		(9,028,380)
Industrial Processes (formerly part of Pemex Industrial Transformation)	158,967		—
(Impairment), net	Ps.	(14,321,864)	Ps.	(5,620,328)
Cash-Generating Units of Energy Transformation
For the three-month period ended March 31, 2026, the Energy Transformation segment recognized a net impairment of Ps. (12,550,575), shown by CGUs as follows:

	2026
Nuevo Pemex Gas Processor Complex	Ps.	(8,008,084)
Cactus Gas Processor Complex	(2,143,770)
Ciudad Pemex Gas Processor Complex	(2,127,533)
La Venta Gas Processor Complex	(1,106,115)
Gas Poza Rica Processor Complex	7,149
Gas Arenque Processor Complex	153,291
Matapionche Gas Processor Complex	674,487
Impairment	Ps.	(12,550,575)
For the three-month periods ended March 31, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (9,028,380), shown by CGU as follows:

	2025
Cantarell	Ps.	(5,344,778)
Tsimin Xux	(2,519,098)
Burgos	(1,243,738)
Lakach	(947,562)
Ogarrio Magallanes	(886,647)
Misión CEE	19,276
Ayin Alux	376,983
Antonio J. Bermúdez	1,517,184
Impairment	Ps.	(9,028,380)
For the three-month period ended March 31, 2025, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 3,408,052, shown by CGUs as follows:

	2025
Salina Cruz Refinery	Ps.	1,919,341
Cosoleacaque Petrochemical Complex	1,436,266
Morelos Petrochemical Complex	131,101
Nuevo Pemex Gas Processor Complex	125,831
Madero Refinery	102,464
Minatitlán Refinery	67,838
Cactus Gas Processor Complex	60,247
Ciudad Pemex Gas Processor Complex	59,662
Pajaritos Ethylene Complex	13,339
Gas Poza Rica Processor Complex	7,147
Matapionche Gas Processor Complex	2,898
Gas Arenque Processor Complex	(533)
Cangrejera Ethylene Complex	(69,993)
Coatzacoalcos Gas Processor Complex	(83,852)
La Venta Gas Processor Complex	(114,194)
Tula Refinery	(249,510)
Impairment, net	Ps.	3,408,052

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

March 31, 2026
Gas
Processed volume (1)	2,334 mmpcd of humid gas
Rate of U.S.$	18.0667
Useful lives of the cash-generating units (year average)	8
Pre-tax discount rate	9.76%
Period	2026-2033
(1) Average of the first 5 years.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

2025
Average crude oil price	64.36 U.S.$/bl
Average gas price	4.07 U.S.$/mpc
Average condensates price	71.65 U.S.$/bl
After-tax discount rate	9.99% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of March 31,
	2025
	Refining	Gas	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$)	101.67	N.A.	N.A.	N.A.	N.A.
Processed volume (1)	866 mbd	2,487 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	20.3182	20.3182	20.3182	20.3182	20.3182
Useful lives of the cash-generating units (year average)	12	7	8	7	13
Pre-tax discount rate	13.79%	14.56%	10.68%	10.68%	11.86%
Period (2)	2025-2036	2025-2031	2025-2032	2025-2031	2025-2037

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
Summary of Reversal Impairment loss for CGUs	As of March 31, 2026, the value in use for the CGUs is as follows:

	2026
Cactus Gas Processor Complex	Ps.	5,204,499
Ciudad Pemex Gas Processor Complex	2,942,296
Burgos Gas Processor Complex	2,104,583
Matapionche Gas Processor Complex	1,568,639
La Venta Gas Processor Complex	766,048
Nuevo Pemex Gas Processor Complex	486,768
Gas Arenque Processor Complex	151,534
Total	Ps.	13,224,367
For the three-month periods ended March 31, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (9,028,380), shown by CGU as follows:

	2025
Cantarell	Ps.	(5,344,778)
Tsimin Xux	(2,519,098)
Burgos	(1,243,738)
Lakach	(947,562)
Ogarrio Magallanes	(886,647)
Misión CEE	19,276
Ayin Alux	376,983
Antonio J. Bermúdez	1,517,184
Impairment	Ps.	(9,028,380)
As of March 31, 2025, values in use for each CGU are:

	2025
Aceite Terciario del Golfo	Ps.	70,237,018
Tsimin Xux	37,745,764
Ogarrio Magallanes	33,187,237
Antonio J. Bermúdez	31,736,320
Tamaulipas Constituciones	16,056,491
Cantarell	12,866,303
Poza Rica	10,796,596
Arenque	8,114,141
Lakach	2,598,813
Cuenca de Macuspana	1,800,121
Ayín - Alux	1,046,358
Total	Ps.	226,185,162
As of March 31, 2025, the value in use for the impairment of fixed assets was as follows:

	2025
Salamanca Refinery	Ps.	34,445,344
Cadereyta Refinery	34,542,856
Salina Cruz Refinery	21,499,189
Tula Refinery	18,031,185
Cangrejera Ethylene Complex	11,478,401
Nuevo Pemex Gas Processor Complex	8,103,196
Ciudad Pemex Gas Processor Complex	6,467,546
Cactus Gas Processor Complex	5,279,754
Burgos Gas Processor Complex	1,671,119
Independencia Petrochemical Complex	5,555,473
La Venta Gas Processor Complex	983,445
Coatzacoalcos Gas Processor Complex	905,971
Morelos Petrochemicals Complex	578,097
Pajaritos Ethylene Complex	184,970
Total	Ps.	149,726,546